Long-term Debt and Convertible Promissory Notes (Details Narrative)										1 Months Ended											2 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Nov. 02, 2015 USD ($)	Jul. 09, 2015 USD ($)	Jun. 11, 2015 USD ($)	Feb. 27, 2015 USD ($)	Dec. 03, 2014 USD ($)	Oct. 14, 2014 USD ($)	Sep. 03, 2014 USD ($)	Aug. 31, 2014 USD ($)	Dec. 09, 2013 USD ($)	Dec. 29, 2015 USD ($)	Aug. 28, 2015 USD ($)	Feb. 25, 2015 USD ($)	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	Jul. 31, 2014 USD ($) shares	Jun. 30, 2014 USD ($) shares	Jun. 24, 2014 USD ($)	Nov. 18, 2013 USD ($) Lender	Aug. 31, 2013 USD ($) Lender	Apr. 30, 2015 USD ($) shares	Jan. 31, 2015 USD ($) shares	May 31, 2014 USD ($) shares	Oct. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Jan. 31, 2016 USD ($) shares	Jan. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt instrument interest rate																								10.00%
Original issue discount amount	$ 5,000												$ 28,750									$ 28,750		$ 7,800	$ 16,000	$ 22,000	$ 28,750
Amount not to pay from effective date																				$ 50,000
Amortization of debt discount																								240,050	668,835	606,270	403,579
Debt discounts amount																								$ 225,969	$ 497,031	549,531	382,173
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount																			$ 250,000							0
Note payable maturity date																			Nov. 18, 2014
Original issue discount amount																			$ 25,000
Principal and interest totaling amount																						$ 102,500				$ 153,046
Shares of common stock | shares																						11,792,944				48,243,936
Number of lender | Lender																			1
Proceeds from debt																			$ 225,000
Volume weighted average price description																			(a) 100% of the volume weighted average price (VWAP), as reported on the closing date (November 18, 2013), and (b) 70% of the average of the 5 day VWAP immediately prior to the day of conversion. On November 13, 2014, we entered into an Assignment of Promissory Note & Acknowledgment, whereby we consented to an assignment of the note to another lender, pursuant to which $250,000 remains owing by the Company
Securities Purchase Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						10.00%
Weighted average discount rate, percent						40.00%
Principal amount						$ 105,000																				$ 0
Note payable maturity date						Oct. 14, 2015
Original issue discount amount						$ 5,000
Principal and interest totaling amount																										$ 110,901
Shares of common stock | shares																										74,878,264
Volume weighted average price description						The Note may be convertible into shares of common stock of our company at any time from 180 days after the execution date of the Note at a price per share of 40% discount to the average of the daily VWAP for the previous five trading days before the date of conversion.
Securities Purchase Agreement Two [Member]
Debt Instrument [Line Items]
Debt instrument interest rate																										10.00%
Weighted average discount rate, percent					37.50%
Principal amount					$ 210,000																					$ 0
Note payable maturity date					Dec. 03, 2016
Payment of consideration				$ 50,000	$ 5,000
Original issue discount amount		$ 1,000	$ 1,500	$ 2,500	$ 10,000
Principal and interest totaling amount																										$ 231,000
Shares of common stock | shares																										196,244,876
Volume weighted average price description					Convertible after six months of advance of funds at a 37.5% discount to the average of the daily VWAP prices for the previous 5 trading days before the date of conversion.
Purchase price amount					$ 105,000
Consideration received on transaction		$ 20,000	$ 30,000		$ 100,000
Ford Credit [Member]
Debt Instrument [Line Items]
Monthly installment payments																										$ 544
Debt instrument interest rate																										9.49%
Principal amount													6,710									$ 6,710				$ 561	6,710
Note payable maturity date																										Feb. 29, 2016
Amount for vehicle collateral													6,891									$ 6,891				$ 0	$ 6,891
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument interest rate																								12.00%
Note payable maturity date																								Aug. 31, 2016
Principal sum of amount plus accrued and unpaid interest																				555,000
Payment of consideration							$ 75,000		$ 75,000		$ 50,000	$ 50,000						$ 75,000		500,000
Original issue discount amount											$ 5,500	$ 5,500								55,000
Lender paid upon closing terms									$ 75,000											$ 150,000
Concentration risk, lender description																				The August 2013 Note has a maturity of one year from the delivery of each payment. The August 2013 Note may be convertible into shares of common stock of our company at any time from 180 days after the date of each payment of consideration, at a conversion price which is 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the August 2013 Note at any time on or before 90 days from the effective date of the August 2013 Note with an interest rate of 0%, after which we may not make any further payments on the August 2013 Note prior to the maturity date without written approval from the lender. If we elect not to repay the August 2013 Note on or before 90 days from the effective date of the August 2013 Note, a one-time interest charge of 12% will be applied to the principal sum. We elected not to pay the $150,000 portion of the August 2013 Note within 90 days from the effective date.
Amount not to pay from effective date																				$ 75,000
Conversion of stock, amount converted																				$ 150,000
Principal and interest totaling amount													$ 41,961	$ 41,961	$ 93,240	$ 93,240	$ 93,240						$ 186,480
Shares of common stock | shares													5,900,000	5,900,000	9,983,507	9,983,507	9,983,507						17,937,915
Number of lender | Lender																				1
Convertible Debt One [Member]
Debt Instrument [Line Items]
Debt instrument interest rate													12.00%									12.00%		12.00%		12.00%	12.00%
Principal amount																										$ 62,160
Note payable maturity date																								Nov. 30, 2017		Aug. 31, 2016
Principal and interest totaling amount																										$ 206,679
Shares of common stock | shares																										123,158,044
Convertible Debt Two [Member]
Debt Instrument [Line Items]
Debt instrument interest rate								12.00%					12.00%		12.00%							12.00%		12.00%		12.00%	12.00%
Weighted average discount rate, percent								45.00%
Principal amount																										$ 0
Note payable maturity date																								Sep. 30, 2016
Principal sum of amount plus accrued and unpaid interest								$ 150,000							$ 150,000
Principal and interest totaling amount																					$ 160,834
Shares of common stock | shares																					56,676,739
Convertible Debt Three [Member]
Debt Instrument [Line Items]
Debt instrument interest rate													10.00%									10.00%				10.00%	10.00%
Principal amount																										$ 55,000
Principal sum of amount plus accrued and unpaid interest	500,000
Payment of consideration	450,000
Original issue discount amount	50,000
Lender paid upon closing terms	$ 50,000
Concentration risk, lender description	The maturity date is two years from the effective date of each payment, as well as any unpaid interest and other fees. The November 2015 Note may be convertible into shares of common stock of our company at any time at a conversion price of 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the November 2015 Note at any time on or before 90 days from the effective date of the November 2015 with an interest rate of 0%, after which we may not make any further payments on the November 2015 Note prior to the maturity date without written approval from the lender. If we elect not to repay the November 2015 Note on or before 90 days from the effective date of the November 2015, a one-time interest charge of 12% will be applied to the principal sum.
Convertible Debt Four [Member]
Debt Instrument [Line Items]
Debt instrument interest rate										12.00%			10.00%									10.00%				10.00%	10.00%
Principal amount										$ 50,000																$ 50,542
Original issue discount amount										1,000
Lender paid upon closing terms										$ 49,000
Debt instrument, description										(i) a 45% discount to the second lowest trading price during the previous ten trading days to the date of a conversion notice; or (ii) a 45% discount to the second lowest trading price during the previous ten trading days before the date the December 2015 Note was executed on December 29, 2015.